Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Carrying Amount of Each Class of Property Plant and Equipment

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2018	2019
Office equipment	$98,820	$31,105
Other equipment	11,052	1,938
Leasehold improvements	178,546	5,290
	$288,418	$38,333

Summary of Cost and Accumulated Depreciation of Property Plant and Equipment

For the year ended December 31, 2018

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2018	$211,302	$35,153	$474,504	$720,959
Additions	65,633	1,027	13,602	80,262
Balance at December 31, 2018	$276,935	$36,180	$488,106	$801,221
Accumulated depreciation
Balance at January 1, 2018	$115,436	$14,344	$147,613	$277,393
Depreciation expenses	62,679	10,784	161,947	235,410
Balance at December 31, 2018	$178,115	$25,128	$309,560	$512,803
Carrying amounts at December 31, 2018, net	$98,820	$11,052	$178,546	$288,418

For the year ended December 31, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,992	—	—	2,992
Disposals	(68,612)	(889)	(219,733)	(289,234)
Balance at December 31, 2019	$211,315	$35,291	$268,373	$514,979
Accumulated depreciation
Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	52,388	8,742	111,926	173,056
Disposals	(50,293)	(517)	(158,403)	(209,213)
Balance at December 31, 2019	$180,210	$33,353	$263,083	$476,646
Carrying amounts at December 31, 2019, net	$31,105	$1,938	$5,290	$38,333